PROPERTY, PLANT AND EQUIPMENT (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of future maturities

	June 30, 2021	December 31, 2020
Furniture and Fixtures	$69,260	$57,879
Computers and Software	22,752	16,638
Machinery & Equipment	89,567	79,951
Vehicles	67,200	68,135
Less: Accumulated Depreciation	(75,163)	(54,731)
Property, plant and equipment, net	$173,616	$167,872

	December 31, 2020	December 31, 2019
Furniture and Fixtures	$57,879	$52,450
Computers and Software	16,638	14,225
Machinery & Equipment	79,951	50,187
Vehicles	68,135	46,200
Less: Accumulated Depreciation	(54,731)	(20,656)
Property, plant and equipment, net	$167,872	$142,406

S And S Beverage [Member]
Schedule of future maturities

	January 31, 2021	December 31, 2020
Start-up Cost	$11	$11
Website Costs	14,500	14,500
Less: Accumulated Depreciation	(2,311)	(2,311)
Property, plant and equipment, net	$12,200	$12,200

	December 31, 2020	December 31, 2019
Start-up Cost	$11	$11
Website Costs	14,500	29,000
Less: Accumulated Depreciation	(2,311)	(15,843)
Property, plant and equipment, net	$12,200	$13,168